Investments, at Fair Value - Continuous Loss Position (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Total available-for-sale debt securities with unrealized losses	$ 80,190	$ 75,900	$ 74,295
Unrealized Losses, Total available-for-sale debt securities with unrealized losses	10,278	8,880	2,771
Corporate debt securities (L Bonds)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Less than twelve months		0	74,295
Fair Value, Twelve months or longer	78,007	73,822	0
Unrealized Losses, Less than twelve months		0	2,771
Unrealized Losses, Twelve months or longer	9,322	7,924	0
Other debt securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Less than twelve months	0	2,078	0
Fair Value, Twelve months or longer	2,183	0
Unrealized Losses, Less than twelve months	0	956	$ 0
Unrealized Losses, Twelve months or longer	$ 956	$ 0